August 2, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds
Post-Effective Amendment No. 85
1933 Act Registration No. 33-73404
1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Equity Funds Prospectus; (ii) Global Tactical Asset Allocation Fund Prospectus; (iii) Equity Index Funds Prospectus; (iv) Developed International Small Cap Index Fund Prospectus; (v) Fixed Income Funds Prospectus; (vi) Tax-Exempt Fixed Income Funds Prospectus; (vii) Money Market Funds Prospectus; (viii) Investors Money Market Funds Prospectus; (ix) Northern Funds Statement of Additional Information; (x) Global Tactical Asset Allocation Fund Statement of Additional Information; (xi) Equity Index Funds Statement of Additional Information; (xii) Developed International Small Cap Index Fund Statement of Additional Information; and (xiii) Investors Money Market Funds Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 85 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 85 to the Trust’s registration statement was filed with the Commission via EDGAR on July 23, 2012 (Accession No. 0001193125-12-310485) with an effective date of July 31, 2012.

Please do not hesitate to contact the undersigned at (312) 557-1441 if you have any questions.

Very truly yours,

/s/ Jose J. Del Real
Jose J. Del Real
Assistant Secretary

cc:	Craig Carberry, Esq.
Diana McCarthy, Esq.
Owen Meacham, Esq.